January 5, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Nuveen Unit Trusts, Series 2
          File No. 333-23673        CIK: 1035853

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-efective amendment to the Registration Statement was filed electronically with the commission on December 30, 1998.

                                    Very truly yours,

                                    John Nuveen & Co., Inc.